Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2023
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

7 SELLING AND MARKETING EXPENSES

	2023	2022	2021
	USD	USD	USD

Marketing and branding expenses	5,983,651	9,133,617	4,908,421
Advertising expenses	2,386,088	2,435,769	3,105,512
	8,369,739	11,569,386	8,013,933